Annual Report


December 31, 2001                       Pilgrim Natural
                                        Resources Trust


                               [GRAPHIC OF ABACUS]


                                                              [LOGO] ING PILGRIM

                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

          Letter to Shareholders .................................   1
          Portfolio Manager's Report .............................   2
          Report of Independent Auditors .........................   4
          Statement of Assets and Liabilities ....................   5
          Statements of Operations ...............................   6
          Statements of Changes in Net Assets ....................   7
          Financial Highlights ...................................   8
          Notes to Financial Statements ..........................   9
          Portfolio of Investments ...............................  12
          Director/Trustee and Officer Information ...............  13

                            LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

Dear Shareholder:

We are pleased to present the December 31, 2001 Annual Report for the Pilgrim Natural Resources Trust.

In Febraury 2001, ING Pilgrim Group, Inc. and ING Pilgrim Investments, Inc. became ING Pilgrim Group, LLC and ING Pilgrim Investments, LLC, respectively.

Our fund family now has many funds of varying types which are designed to provide core investment choices for the serious investor.

On March 1, 2002, several name changes are scheduled to take place with the Pilgrim Funds to reflect our new association with the Aetna Funds under ING Group. The integrated fund family will be called ING Funds. You will receive further communications regarding these changes as they become effective. Effective March 4, 2002, we anticipate that Pilgrim Funds investors will have access to and exchangeability with the Aetna Funds, providing you an even wider array of investment options to help you meet your financial goals.

At ING Pilgrim, we are dedicated to providing core investments for the serious investor. We believe that the key to success is matching quality core investments to the individual needs of investors. Core investments are the foundation of every portfolio and the basis of other important investment decisions. ING Pilgrim prides itself on providing a family of core investments designed to help you reach your financial goals. Our goal is for every investor to have a successful investment experience.

Sincerely,

ING Pilgrim Group, LLC
February 11, 2002

PILGRIM NATURAL RESOURCES TRUST                       Portfolio Manager's Report
--------------------------------------------------------------------------------

Portfolio Management: James A. Vail, CFA, Portfolio Manager, ING Pilgrim Investments, LLC.

Goal: The Pilgrim Natural Resources Trust (the "Trust") seeks long-term growth of capital through investment primarily in common stocks of companies that own or develop natural resources and other basic commodities, or supply goods and services to such companies.

Market Overview: This year was a tumultuous time for natural resources and energy specifically. After reaching record highs for crude oil and natural gas early in the year, events of a slowing economy, and September 11th, brought prices to significant near term lows in the third quarter. Natural resources share price recovered in the fourth quarter as the market anticipated an improving economy in 2002 with an expectation of better demand. For 2002 and beyond, we expect to see energy prices and natural resource prices generally trend higher. An improving global economy with growing demand should present an attractive environment for the shares of natural resource companies.

Performance: For the year ended December 31, 2001, the Trust, excluding any charges, declined 15.93% compared to a decline of 11.88% for the S&P 500 Index.

Portfolio Specifics: For 2001 the Trust declined 15.9% compared to a decline of 10.1% for the Lipper Natural Resources Sector ("Lipper"). For the fourth quarter, however, the Trust was up 18.6% versus an increase of 13.5 % for Lipper. The performance for both the year and the quarter reflect the Trust's exposure to energy. As maintained in previous reports, energy supply growth is limited, setting the stage for higher prices in the intermediate future.

Market Outlook: Natural resources demand across the board is expected to benefit from increased global activity and potentially restrained supply growth. Managements globally are exercising discipline with respect to new investment and focusing on higher returns on investment and increased shareholder value. We believe the Trust should benefit from the trends we foresee over the next 12 to 18 months.

Portfolio Manager's Report                       PILGRIM NATURAL RESOURCES TRUST
--------------------------------------------------------------------------------

                                  12/31/91     12/92      12/93      12/94      12/95      12/96
                                   -------    -------    -------    -------    -------    -------
Pilgrim Natural Resources Trust    $10,000    $10,322    $11,447    $10,832    $12,658    $16,063
S&P 500 Index                      $10,000    $10,762    $11,846    $12,003    $16,513    $20,305

                                    12/97      12/98      12/99      12/00    12/31/01
                                   -------    -------    -------    -------    -------
Pilgrim Natural Resources Trust    $17,211    $13,834    $15,784    $18,683    $15,706
S&P 500 Index                      $27,079    $34,817    $42,142    $38,305    $33,754

                                    Average Annual Total Returns for the
                                      Periods Ended December 31, 2001
                                     ----------------------------------
                                     1 Year        5 Year       10 Year
                                     ------        ------       -------
Pilgrim Natural Resources Trust      -15.93%       -0.45%         4.62%
S&P 500 Index(1)                     -11.88%       10.70%        12.94%

Based on a $10,000 initial investment, the graph and table above illustrate the total return of Pilgrim Natural Resources Trust against the S&P 500 Index. The Index has an inherent performance advantage over the Trust since it has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Trust's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annunity contract or life insurance policy. Total returns would have been lower if such expenses or charges were included.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Trust will fluctuate. Shares, when sold, may be worth more or less than their original cost.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

The views expressed in this report reflect those of the portfolio manager, only through the end of the period as stated on the cover. The portfolio manager's views are subject to change at any time based on market and other conditions.

Portfolio holdings are subject to change daily.

(1) The S&P 500 Index is a widely recognized unmanaged index of 500 common stocks.

Principal Risk Factor(s): Price volatility due to non-diversification and concentration in stocks in the natural resources industry. There are certain risks involved in investing in foreign securities or concentrating in specific industries such as natural resources. These risks include those resulting from future adverse political and economic developments, as well as imposition of foreign exchange or other foreign governmental restrictions or laws.

                         REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of Pilgrim Natural Resources Trust:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Pilgrim Natural Resources Trust (the "Trust") as of December 31, 2001, and the related statements of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above, present fairly, in all material respects, the financial position of the Pilgrim Natural Resources Trust as of December 31, 2001, the results of its operations for the year then ended, changes in net assets for each of the years in the two-year period then ended, and financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                        /s/ KPMG LLP

Los Angeles, California
February 8, 2002

          STATEMENT OF ASSETS AND LIABILITIES as of December 31, 2001
--------------------------------------------------------------------------------

ASSETS:
Investments in securities, at market value*                                       $ 23,345,004
Short-term investments, at amortized cost                                              586,979
Foreign currencies, at market value**                                                    2,402
Receivables:
  Fund shares sold                                                                       3,410
  Dividends and interest                                                                20,087
Prepaid expenses                                                                           576
                                                                                  ------------
  Total assets                                                                      23,958,458
                                                                                  ------------
LIABILITIES:
Payable for fund shares redeemed                                                        97,492
Payable to affiliates                                                                   21,482
Payable to custodian                                                                     3,564
Other accrued expenses and liabilities                                                  95,305
                                                                                  ------------
  Total liabilities                                                                    217,843
                                                                                  ------------
NET ASSETS (equivalent to $12.40 per share on 1,915,284 shares outstanding)       $ 23,740,615
                                                                                  ============
NET ASSETS WERE COMPRISED OF:
Paid-in capital-shares of beneficial interest at no par value (unlimited shares
 authorized)                                                                      $ 23,985,665
Accumulated net investment income                                                       39,132
Accumulated net realized loss on investments and foreign currencies                   (803,926)
Net unrealized appreciation of investments and foreign currencies                      519,744
                                                                                  ------------
NET ASSETS                                                                        $ 23,740,615
                                                                                  ============
*Cost of securities                                                               $ 22,825,266
**Cost of foreign currencies                                                      $      2,396

                 See Accompanying Notes to Financial Statements

                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                                                                       Year
                                                                       Ended
                                                                    December 31,
                                                                       2001
                                                                    -----------
INVESTMENT INCOME:
Dividends (net of foreign withholding taxes of $7,220)              $   350,049
Interest                                                                 87,386
                                                                    -----------
  Total investment income                                               437,435
                                                                    -----------
EXPENSES:
Investment management fees                                              287,431
Administrative and service fees                                          28,743
Printing and postage expenses                                            12,115
Custodian and accounting expenses                                         4,684
Transfer agent fees                                                      20,230
Professional fees                                                        22,300
Miscellaneous expenses                                                    2,026
Trustees' fees                                                            9,500
Registration and filing fees                                              2,108
                                                                    -----------
  Total expenses                                                        389,137
                                                                    -----------
Net investment income                                                    48,298
                                                                    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
 AND FOREIGN CURRENCIES:
Net realized gain on investments                                        262,409
Net realized loss on foreign currencies                                  (9,166)
Net change in unrealized depreciation of investments
 and foreign currencies                                              (5,825,037)
                                                                    -----------
  Net realized and unrealized loss on investments and
    foreign currencies                                               (5,571,794)
                                                                    -----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                $(5,523,496)
                                                                    ===========

                 See Accompanying Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                             Year              Year
                                                                             Ended             Ended
                                                                          December 31,      December 31,
                                                                             2001              2000
                                                                          ------------      ------------
FROM OPERATIONS:
Net investment income (loss)                                              $     48,298      $   (157,375)
Net realized gain on investments and foreign currencies                        253,243           121,624
Net change in unrealized appreciation (depreciation) of investments and
 foreign currencies                                                         (5,825,037)        5,027,697
                                                                          ------------      ------------
Net increase (decrease) in net assets resulting from operations             (5,523,496)        4,991,946
                                                                          ------------      ------------
FROM DIVIDENDS TO SHAREHOLDERS:
Net investment income                                                               --          (113,715)
                                                                          ------------      ------------
  Net decrease in net assets resulting from dividends to shareholders               --          (113,715)
                                                                          ------------      ------------
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares                                            11,669,299        13,487,404
Shares resulting from dividend reinvestments                                        --           113,715
Cost of shares redeemed                                                    (14,696,546)      (17,925,129)
                                                                          ------------      ------------
Net decrease in net assets resulting from capital share transactions        (3,027,247)       (4,324,010)
                                                                          ------------      ------------
Net increase (decrease) in net assets                                       (8,550,743)          554,221
NET ASSETS:
Beginning of year                                                           32,291,358        31,737,137
                                                                          ------------      ------------
End of year                                                               $ 23,740,615      $ 32,291,358
                                                                          ============      ============
Undistributed net investment income at end of year                        $     39,132      $         --
                                                                          ============      ============

                 See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS PILGRIM NATURAL RESOURCES TRUST
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                      Year Ended December 31,
                                                         --------------------------------------------------
                                                          2001      2000(2)     1999       1998       1997
                                                         ------     ------     ------     ------     ------
Per Share Operating Performance:
 Net asset value, beginning of year                 $     14.75      12.51      11.03      14.91      14.29
 Income (loss) from investment operations:
 Net investment income (loss)                       $      0.03      (0.07)      0.06       0.08       0.06
 Net realized and unrealized gain (loss) on
 investments                                        $     (2.38)      2.36       1.50      (2.98)      1.00
 Total income (loss) from investment operations     $     (2.35)      2.29       1.56      (2.90)      1.06
 Less distributions from:
 Net investment income                              $        --       0.05       0.08       0.08         --
 Net realized gains on investments                  $        --         --         --       0.90       0.44
 Total distributions                                $        --       0.05       0.08       0.98       0.44
 Net asset value, end of year                       $     12.40      14.75      12.51      11.03      14.91
 Total Return(1)                                    %    (15.93)     18.37      14.09     (19.62)      7.15
Ratios/Supplemental Data:
 Net assets, end of year (000's)                    $    23,741     32,291     31,737     35,418     65,263
 Ratios to average net assets:
 Expenses                                           %      1.35       1.66       1.33       1.29       1.25
 Net investment income (loss)                       %      0.17      (0.53)      0.34       0.42       0.39
 Portfolio turnover rate                            %        85         72         42         74        114

----------
(1) Total return is calculated assuming reinvestment of all dividend and capital gain distributions at net asset value.
(2) Effective July 26, 2000, ING Pilgrim Investments, LLC, became the Investment Manager of the Trust.

                 See Accompanying Notes to Financial Statements

              NOTES TO FINANCIAL STATEMENTS as of December 31, 2001
--------------------------------------------------------------------------------

NOTE 1 -- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Pilgrim Natural Resources Trust (the "Trust") is an open-end, non-diversified management investment company registered under the Investment Company Act of 1940, as amended. The Trust's Investment objective is to seek long-term growth of capital through investment primarily in common stock of companies which own, or develop natural resources and other basic commodities, or supply goods and services to such companies. With the exception of shares held in connection with initial capital of the Trust, shares of the Trust are currently being offered only to participating insurance companies for allocation to certain of their separate accounts established for the purpose of funding variable annuity contracts and variable life insurance policies issued by the participating insurance companies.

On September 1, 2000, ING Group N.V. (NYSE:ING) acquired ReliaStar Financial Corp., the indirect parent company of Pilgrim Investments, Inc., Investment Advisor to the Trust and Pilgrim Group, Inc., Administrator to the Trust. In conjunction with the acquisitions, the Investment Advisor and Administrator changed their names to ING Pilgrim Investments, Inc. and ING Pilgrim Group, Inc., respectively, effective September 8, 2000. Effective February 26, 2001, ING Pilgrim Investments, Inc. was merged into the newly formed ING Pilgrim Investments, LLC. Effective February 27, 2001, ING Pilgrim Group, Inc. was merged into the newly formed ING Pilgrim Group, LLC.

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

Investments. Securities transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are reported on the identified cost basis. Securities traded on a recognized stock exchange are valued at the last sales price reported by the exchange on which the securities are traded. If no sales price is recorded, the mean between the last bid and asked prices is used. Securities traded on the over-the-counter market are valued at the mean between the last current bid and asked prices. Short-term securities having a maturity of 60 days or less at the date of acquisition are stated at amortized cost, which approximates market value. Securities for which market quotations are not readily available and other assets are valued by management in good faith under the direction of the Trust's Board of Trustees. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Premium amortization and discount accretion are determined using the effective yield method.

Federal Income Taxes. It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to "regulated investment companies" and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income and net realized capital gains, the Trust intends not to be subject to any federal excise tax.

Capital loss carryforwards available for Federal income tax purposes as of December 31, 2001 were $803,927, and are scheduled to expire during 2006. To the extent any future capital gains are offset by these loss carryforwards, such gains may not be distributed to shareholders.

Distributions. Dividends from net investment income and net realized capital gains, if any, are normally declared and paid annually, but the Trust may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. Distributions are recorded on the ex-dividend date. The character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America.

Use of Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reported period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------

Foreign Currency Transactions. Assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at current exchange rates. Purchases and sales of investments, as well as income and expense items denominated in a foreign currency, are translated at the rates of exchange prevailing on the respective dates of such transactions. The Trust does not isolate that portion of the results of operations resulting from translation gains or losses due to changes in exchange rates and realized gains and losses on the settlement of foreign currency denominated receivables and payables. Realized gains and losses from the sale of foreign currencies as well as the settlement of forward foreign exchange contracts are separately disclosed in the statement of operations. The Trust may enter into forward foreign exchange contracts in order to hedge against foreign currency risk in the purchase or sale of securities denominated in foreign currency. The Trust may also enter into such contracts to hedge against changes in foreign currency exchange rates on portfolio positions. These contracts are marked to market daily, by recognizing the difference between the contract exchange rate and the current market rate as unrealized gains or losses.

The Trust authorizes its custodian to place and maintain equity securities in a segregated account of the Trust having a value equal to the aggregate amount of the Trust's commitments under forward foreign currency contracts entered into with respect to position hedges. The Trust did not have any open forward foreign currency contracts outstanding at December 31, 2001.

NOTE 2 -- INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES

The Trust pays an investment advisory fee to ING Pilgrim Investments, LLC ("Investment Advisor") at an annual rate of 1.00% of the Trust's average daily net assets. ING Pilgrim Investments, LLC, had entered into a sub-advisory management contract with Market Systems Research Advisors, Inc. ("MSR"), a registered investment advisor, under which MSR provided the Trust with certain investment management and administrative services. Effective February 28, 2001, MSR ceased serving as sub-advisor to the Trust.

The Investment Advisor voluntarily agreed to reimburse the Trust if total annual expenses (including management fees, but excluding interest, taxes, brokerage commission and extraordinary expenses) exceed 2.50% of the Trust's average net assets. No reimbursement was required for the year ended December 31, 2001.

Effective July 26, 2000, ING Pilgrim Group, LLC (the "Administrator") began serving as Administrator to the Trust. The Trust pays the Administrator a fee calculated at an annual rate of 0.10% of the Trust's average daily net assets.

At December 31, 2001, the Fund had the following amounts recorded in payable to affiliates on the accompanying Statements of Assets and Liabilities:

                   Accrued            Accrued
                  Advisory         Administrative
                     Fee                Fee               Total
                  ---------        --------------        -------
                   $19,529            $1,953             $21,482

NOTE 3 -- INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2001, excluding short-term securities, were $22,531,479 and $24,089,053, respectively.

NOTE 4 -- INVESTMENT AND CONCENTRATION RISKS

The Trust makes significant investments in foreign securities and has a policy of investing in the securities of companies that own or develop natural resources and other basic commodities, or supply goods and services to such companies. There are certain risks involved in investing in foreign securities or concentrating in specific industries such as natural resources that are in addition to the usual risks inherent in domestic investments. These risks include those resulting from future adverse political and economic developments, as well as the possible imposition of foreign exchange or other foreign governmental restrictions or laws, all of which could affect the market and/or credit risk of the investments.

--------------------------------------------------------------------------------

NOTE 5 -- CAPITAL SHARE TRANSACTIONS

Transactions in capital shares and dollars were as follows:

                                                Year                           Year
                                                Ended                          Ended
                                           December 31, 2001              December 31, 2000
                                     ----------------------------    ----------------------------
                                        Shares         Dollars          Shares          Dollars
                                     ------------    ------------    ------------    ------------
Shares sold                               850,954    $ 11,669,299       1,039,098    $ 13,487,404
Shares issued as reinvestments of
 dividends                                     --              --           8,947         113,715
Shares redeemed                        (1,125,489)    (14,696,546)     (1,394,337)    (17,925,129)
                                     ------------    ------------    ------------    ------------
Net decrease in shares outstanding       (274,535)   $ (3,027,247)       (346,292)   $ (4,324,010)
                                     ============    ============    ============    ============

NOTE 6 -- SUBSEQUENT EVENTS

Effective May 1, 2002, the following change to the name of the Fund will occur:

          Old Name                           New Name
          --------                           --------
          Pilgrim Natural Resources Trust    ING VP Natural Resources Trust

Effective March 1, 2002, the Advisor and Administrator will change their names as follows:

          Old Name                           New Name
          --------                           --------
          ING Pilgrim Investments, LLC       ING Investments, LLC
          ING Pilgrim Group, LLC             ING Funds Services, LLC

Pilgrim
Natural
Resources
Trust
                PORTFOLIO OF INVESTMENTS as of December 31, 2001
--------------------------------------------------------------------------------
Shares                                                                 Value
--------------------------------------------------------------------------------
COMMON STOCK: 98.34%
                    Building Materials: 2.55%
   13,000           Martin Marietta Materials                      $    605,800
                                                                   ------------
                                                                        605,800
                                                                   ------------
                    Chemicals: 2.58%
   10,000    @@     Potash Corp. of Saskatchewan                        613,800
                                                                   ------------
                                                                        613,800
                                                                   ------------
                    Coal: 13.99%
   60,000           Arch Coal, Inc.                                   1,362,000
   21,800           Consol Energy, Inc.                                 541,512
   48,000           Massey Energy Co.                                   995,040
   15,000           Peabody Energy Corp.                                422,850
                                                                   ------------
                                                                      3,321,402
                                                                   ------------
                    Engineering & Construction: 1.58%
   10,000           Fluor Corp.                                         374,000
                                                                   ------------
                                                                        374,000
                                                                   ------------
                    Forest Products & Paper: 9.64%
   11,000           Bowater, Inc.                                       524,700
   50,000    @@     Domtar, Inc.                                        504,000
   15,000           International Paper Co.                             605,250
   23,000           Westvaco Corp.                                      654,350
                                                                   ------------
                                                                      2,288,300
                                                                   ------------
                    Gas: 2.48%
   17,000           KeySpan Corp.                                       589,050
                                                                   ------------
                                                                        589,050
                                                                   ------------
                    Iron/Steel: 6.25%
   45,000           AK Steel Holding Corp.                              512,100
   10,000           Nucor Corp.                                         529,600
   38,000     @     Steel Dynamics, Inc.                                441,180
                                                                   ------------
                                                                      1,482,880
                                                                   ------------
                    Machinery-Construction & Mining: 1.88%
   26,500     @     Joy Global, Inc.                                    445,200
                                                                   ------------
                                                                        445,200
                                                                   ------------
                    Machinery-Diversified: 2.76%
   15,000           Deere & Co.                                         654,900
                                                                   ------------
                                                                        654,900
                                                                   ------------
                    Mining: 12.81%
   12,700    @@     Alcan, Inc.                                         456,311
   40,000    @@     Cameco Corp.                                        990,400
   90,000    @@     Harmony Gold Mining Co. Ltd. ADR                    585,900
   32,000   @,@@    Inco Ltd.                                           542,080
  800,000    @@     MIM Holdings                                        466,807
                                                                   ------------
                                                                      3,041,498
                                                                   ------------
                    Oil & Gas: 29.53%
    9,570           Apache Corp.                                        477,352
   12,400           Devon Energy Corp.                                  479,260
   20,000           Ensco Intl., Inc.                                   497,000
   14,000           EOG Resources, Inc.                                 547,540
   21,000           Marathon Oil Corp.                                  630,000
    9,000     @     Nabors Industries, Inc.                             308,970
   16,300     @     Newfield Exploration Co.                            578,813
   16,500           Noble Affiliates, Inc.                              582,285
   15,000           Pogo Producing Co.                                  394,050
   20,000     @     Pride Intl., Inc.                                   302,000
   16,500     @     Spinnaker Exploration Co.                           679,140
   15,000    @@     Talisman Energy, Inc.                               567,750
   20,000           Transocean Sedco Forex, Inc.                        676,400
   20,000           Vintage Petroleum, Inc.                             289,000
                                                                   ------------
                                                                      7,009,560
                                                                   ------------
                    Oil & Gas Services: 8.93%
   15,000           Baker Hughes, Inc.                                  547,050
   20,000     @     BJ Services Co.                                     649,000
    8,200     @     Smith Intl., Inc.                                   439,684
   13,000     @     Weatherford Intl., Inc.                             484,380
                                                                   ------------
                                                                      2,120,114
                                                                   ------------
                    Packaging & Containers: 3.36%
   50,000     @     Smurfit-Stone Container Corp.                       798,500
                                                                   ------------
                                                                        798,500
                                                                   ------------
                    Total Common Stock (Cost $22,825,266)            23,345,004
                                                                   ------------
Principal
Amount                                                                 Value
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS: 2.47%
                    U.S. Government Obligations: 2.10%
$ 500,000           Freddie Mac Discount Notes, 1.480%,
                      due 01/02/02                                 $    499,979
                                                                   ------------
                    Repurchase Agreement: 0.37%
   87,000           State Street Repurchase Agreement, 1.500%,
                      due 01/02/02, (Collateralized by $85,000
                      U.S. Treasury Notes, 6.375%, Due 08/15/02,
                      Market Value $89,383)                              87,000
                                                                   ------------
                    Total Short-Term Investments (Cost $586,979)        586,979
                                                                   ------------
                    Total Investments in Securities
                      (Cost $23,412,245)*               100.81%    $ 23,931,983
                    Other Assets and Liabilities-Net     -0.81%        (191,368)
                                                        ------     ------------
                    Net Assets                          100.00%    $ 23,740,615
                                                        ======     ============

* Cost for federal income tax purposes is the same as for financial statement purposes.

     Net unrealized appreciation consists of:
                    Gross Unrealized Appreciation                  $  2,026,849
                    Gross Unrealized Depreciation                    (1,507,111)
                                                                   ------------
                    Net Unrealized Appreciation                    $    519,738
                                                                   ============

@    Non-income producing security
@@   Foreign Issuer
ADR  American Depository Receipt

                 See Accompanying Notes to Financial Statements

              DIRECTOR/TRUSTEE AND OFFICER INFORMATION (Unaudited)
--------------------------------------------------------------------------------

The business and affairs of the Fund are managed under the direction of the Fund's Board of Directors/Trustees. Information pertaining to the Directors/Trustees and Officers of the Fund is set forth below:

                                                                  Term of Office
       Name, Address                      Position(s)              and Length of
          and Age                       Held with Fund              Time Served
          -------                       --------------              -----------
Non-Interested Directors:

Paul S. Doherty                        Director/Trustee              10-29-99 to
7337 E. Doubletree Ranch Rd.                                         Present
Scottsdale, AZ 85258
Age:67

Walter H. May                          Director/Trustee              10-29-99 to
7337 E. Doubletree Ranch Rd.                                         Present
Scottsdale, AZ 85258
Age: 65

Jock Patton                            Director/Trustee              8-28-95 to
7337 E. Doubletree Ranch Rd.                                         Present
Scottsdale, AZ 85258
Age: 56

David W.C. Putnam                      Director/Trustee              10-29-99 to
7337 E. Doubletree Ranch Rd.                                         Present
Scottsdale, AZ 85258
Age: 62

Blaine E. Rieke                        Director/Trustee              2-26-01 to
7337 E. Doubletree Ranch Rd.                                         Present
Scottsdale, AZ 85258
Age: 68

Richard A. Wedemeyer                   Director/Trustee              2-26-01 to
7337 E. Doubletree Ranch Rd.                                         Present
Scottsdale, AZ 85258
Age: 65

                                                                      Number of
                                           Principal                Porfolios in              Other
                                         Occupation(s)              Fund Complex          Directorships
       Name, Address                      during the                 Overseen by             held by
          and Age                       Past Five Years               Director               Director
          -------                       ---------------               --------               --------
Non-Interested Directors:

Paul S. Doherty                President, Doherty, Wallace,              69                      --
7337 E. Doubletree Ranch Rd.   Pillsbury and Murphy, P.C.,
Scottsdale, AZ 85258           Attorneys (1996-2001). Mr. Doherty
Age:67                         was formerly a Director of
                               Tombrands, Inc. (1993-1998)

Walter H. May                  Retired. Mr. May was formerly             69         Mr. May is a Trustee for the Best
7337 E. Doubletree Ranch Rd.   Managing Director and Director of                    Prep Charity (1991 to present)
Scottsdale, AZ 85258           Marketing for Piper Jaffray, Inc.,
Age: 65                        an investment banking/underwriting
                               firm.

Jock Patton                    Private Investor. Mr. Patton is           69         Mr. Patton is a Director of
7337 E. Doubletree Ranch Rd.   Director and Chief Executive Officer                 Hypercom Corporation (since
Scottsdale, AZ 85258           of Rainbow Multimedia Group, Inc.                    January 1999), and JDA Software
Age: 56                        (January 1999 to present) and                        Group, Inc. (since January 1999).
                               President and co-owner of StockVal,                  He is also a Director of Buick of
                               Inc. (November 1992 to June 1997).                   Scottsdale, Inc., National Airlines,
                                                                                    Inc., BG Associates, Inc., BK
                                                                                    Entertainment, Inc., and Arizona
                                                                                    Rotorcraft, Inc.

David W.C. Putnam              President and Director of F.L.            69         Mr. Putnam is a Director of Anchor
7337 E. Doubletree Ranch Rd.   Putnam Securities Company, Inc.                      Investment Trust (1973 to 2000),
Scottsdale, AZ 85258           and its affiliates. Mr. Putnam was                   Trustee of the Anchor International
Age: 62                        formerly a Director of Trust Realty                  Bond Trust, Trustee of the Principle
                               Corp. and Bow Ridge Mining                           Equity Market Trust (1996 to
                               Company.                                             present), Trustee of the Progressive
                                                                                    Capital Accumulation Trust (1998 to
                                                                                    present), Director of the Asian
                                                                                    American Bank and Trust Company
                                                                                    (1992 to present), Trustee of the
                                                                                    Andover Newton Theological School
                                                                                    (1992 to 2001), Trustee of the
                                                                                    Mercy Endowment Foundation (1995
                                                                                    to present) and member of
                                                                                    governing board of the Ursuline
                                                                                    Academy (1994 to present).

Blaine E. Rieke                General Partner of Huntington             69         Mr. Rieke is a Director/Trustee of
7337 E. Doubletree Ranch Rd.   Partners, an investment partnership                  the Morgan Chase Trust Co.
Scottsdale, AZ 85258           (1997 to present). Mr. Rieke was                     (January 1998 to present)
Age: 68                        formerly Chairman and Chief
                               Executive Officer of Firstar Trust
                               Company (1973 to 1996). Mr. Rieke
                               was the Chairman of the Board and
                               a Trustee of each of the former ING
                               Funds.

Richard A. Wedemeyer           Vice President of the Channel             69         Mr. Wedemeyer is a Trustee of the
7337 E. Doubletree Ranch Rd.   Corporation, an importer of                          First Choice Funds (1997 to 2001)
Scottsdale, AZ 85258           specialty alloy aluminum products                    and Touchstone Consulting Group
Age: 65                        (1996 to present). Mr. Wedemeyer                     (1997 to present)
                               was formerly Vice President of
                               Performance Advantage, Inc. (1992
                               to 1996) and Vice President,
                               Operations and Administration, of
                               Jim Henson Productions (1979 to
                               1997). Mr. Wedemeyer was a
                               Trustee of each of the Funds
                               managed by ING Investment
                               Management Co. LLC.

                 See Accompanying Notes to Financial Statements

              DIRECTOR/TRUSTEE AND OFFICER INFORMATION (Unaudited)
--------------------------------------------------------------------------------

                                                                  Term of Office
       Name, Address                      Position(s)              and Length of
          and Age                       Held with Fund              Time Served
          -------                       --------------              -----------
Interested Directors:

Thomas J. McInerney (1)                Director/Trustee              2-26-01 to
7337 E. Doubletree Ranch Rd.                                         Present
Scottsdale, AZ 85258
Age: 45

John G. Turner (2)                     Chairman and                  10-29-99 to
7337 E. Doubletree Ranch Rd.           Director/Trustee              Present
Scottsdale, AZ 85258
Age: 62

                                                                      Number of
                                          Principal                 Porfolios in              Other
                                         Occupation(s)              Fund Complex          Directorships
       Name, Address                      during the                Overseen by              held by
          and Age                       Past Five Years               Director               Director
          -------                       ---------------               --------               --------
Interested Directors:

Thomas J. McInerney (1)        General Manager and Chief                 69         Director of the Ameribest Life
7337 E. Doubletree Ranch Rd.   Executive Officer of ING U.S.                        Insurance Co. Equitable Life
Scottsdale, AZ 85258           Worksite Financial Services (since                   Insurance Co., First Columbine Life
Age: 45                        December 2000). Mr McInerney was                     Insurance Co., Golden American Life
                               formerly President of Aetna                          Insurance Co., Life Insurance
                               Financial Services (August 1997 to                   Company of Georgia, Midwestern
                               December 2000), head of National                     United Life Insurance Co., ReliaStar
                               Accounts and Core Sales and                          Life Insurance Co., Security Life of
                               Marketing for Aetna U.S.                             Denver, Security Connecticut Life
                               Healthcare (April 1996 to March                      Insurance Co., Southland Life
                               1997), head of Corporate Strategies                  Insurance Co., USG Annuity and Life
                               for Aetna Inc. (July 1995 to April                   Company, and United Life and
                               1996), and held a variety of line                    Annuity Insurance Co., Inc. (March
                               and corporate staff positions since                  2001 to present). Mr. McInerney is a
                               1978. Mr. McInerney is a member of                   member of the Board of the
                               the Board of the National                            National Commission on Retirement
                               Commission on Retirement Policy,                     Policy, the Governor's Council on
                               the Governor's Council on Economic                   Economic Competitiveness and
                               Competitiveness and Technology of                    Technology of Connecticut, the
                               Connecticut, the Board of Directors                  Board of Directors of the
                               of the Connecticut Business and                      Connecticut Business and Industry
                               Industry Association, the Board of                   Association, the Board of Trustees
                               Trustees of the Bushnell, the Board                  of the Bushnell, the Board for the
                               for the Connecticut Forum, and the                   Connecticut Forum, and the Board
                               Board of the Metro Hartford                          of the Metro Hartford Chamber of
                               Chamber of Commerce, and is                          Commerce, and is Chairman of
                               Chairman of Concerned Citizens for                   Concerned Citizens for Effective
                               Effective Government.                                Government.

John G. Turner (2)             Mr. Turner is currently a Trustee and     119        Mr. Turner serves as a member of
7337 E. Doubletree Ranch Rd.   Vice Chairman of ING Americas. Mr.                   the Board of ING Americas , Aeltus
Scottsdale, AZ 85258           Turner was formerly Chairman and                     Investment Management, Inc., and
Age: 62                        Chief Executive Officer of ReliaStar                 each of the Aetna Funds. Mr. Turner
                               Financial Corp. and ReliaStar Life                   also serves as Director/Trustee of
                               Insurance Co. (1993 to 2000),                        the Hormel Foods Corporation (May
                               Chairman of ReliaStar United                         2000 to present) and Shopko Stores,
                               Services Life Insurance Company                      Inc. (August 1999 to present).
                               and ReliaStar Life Insurance
                               Company of New York (since 1995),
                               Chairman of Northern Life
                               Insurance Company (since 1992),
                               Chairman and Director/Trustee of
                               the Northstar affiliated investment
                               companies (since October 1993). Mr.
                               Turner was formerly Director of
                               Northstar Investment Management
                               Corporation and its affiliates (1993
                               to 1999).

----------
(1) Mr. McInerney is an "interested person", as defined by the 1940 Act, because of his affiliation with ING U.S. Worksite Financial Services, an affiliate of ING Investments, LLC.
(2) Mr. Turner is an "interested person", as defined by the 1940 Act, because of his affiliation with ING Americas, an affiliate of ING Investments, LLC.

                 See Accompanying Notes to Financial Statements

              DIRECTOR/TRUSTEE AND OFFICER INFORMATION (Unaudited)
--------------------------------------------------------------------------------

                                                                  Term of Office
       Name, Address                     Position(s)               and Length of
          and Age                       Held with Fund              Time Served
          -------                       --------------              -----------
Officers:

James M. Hennessy                      President, Chief                Since
7337 E. Doubletree Ranch Rd.           Executive Officer,              April
Scottsdale, Arizona 85258              and Chief Operat-               1995
Age: 52                                ing Officer

Mary Lisanti                           Executive Vice                  Since
7337 E. Doubletree Ranch Rd.           President and                   May
Scottsdale, Arizona 85258              Chief Operating                 1998
Age: 45                                Officer -- Domes-
                                       tic Equities; Se-
                                       nior Portfolio
                                       Manager Pilgrim
                                       Equity Trust, Pil-
                                       grim Growth Op-
                                       portunities Fund,
                                       Pilgrim May-
                                       flower Trust, and
                                       Pilgrim SmallCap
                                       Opportunities Fund.

                                                                      Number of
                                           Principal                Porfolios in              Other
                                         Occupation(s)              Fund Complex          Directorships
       Name, Address                      during the                Overseen by              held by
          and Age                       Past Five Years               Director               Director
          -------                       ---------------               --------               --------
Officers:

James M. Hennessy              President and Chief Executive Of-         --                     --
7337 E. Doubletree Ranch Rd.   ficer of each of the Pilgrim Funds
Scottsdale, Arizona 85258      (since February 2001); Chief Operat-
Age: 52                        ing Officer of each of the Pilgrim
                               Funds (since July 2000); Director of
                               ING Pilgrim Group, LLC, ING Pilgrim
                               Investments, LLC, ING Pilgrim Secu-
                               rities, Inc., ING Pilgrim Capital Cor-
                               poration, LLC, ING Lexington
                               Management Corporation, Lexing-
                               ton Funds Distributor, Inc., Market
                               Systems Research Advisors, Inc.,
                               Market Systems Research, Inc., Ex-
                               press America T.C. Corporation,
                               EAMC Liquidation Corp. (since De-
                               cember 2000); and President and
                               Chief Executive Officer of ING Pil-
                               grim Investments, LLC, ING Pilgrim
                               Group, LLC, ING Pilgrim Capital Cor-
                               poration, LLC, ING Lexington Man-
                               agement Corporation, Express
                               America T.C. Corporation, EAMC
                               Liquidation Corp. (since December
                               2000). Formerly Senior Executive
                               Vice President (June 2000 - Decem-
                               ber 2000) and Secretary (April 1995
                               - December 2000), ING Pilgrim Capi-
                               tal Corporation, ING Pilgrim Group,
                               Inc., ING Pilgrim Investments, Inc.,
                               ING Lexington Management Corpo-
                               ration, Express America T.C. Corpo-
                               ration, EAMC Liquidation Corp.;
                               Senior Executive Vice President (July
                               2000 - February 2001) and Secretary
                               (April 1995 - February 2001) of
                               each of the Pilgrim Funds; Executive
                               Vice President, Pilgrim Capital Cor-
                               poration and its affiliates (May
                               1998 - June 2000) and Senior Vice
                               President, Pilgrim Capital and its
                               affiliates (April 1995 - April 1998).

Mary Lisanti                   Executive Vice President of the Pil-      --                     --
7337 E. Doubletree Ranch Rd.   grim Funds (since May 1998). For-
Scottsdale, Arizona 85258      merly Portfolio Manager, Strong
Age: 45                        Capital Management; and Manag-
                               ing Director and Head of Small- and
                               Mid-Capitalization Equity Strategies
                               at Bankers Trust Corp. (1993-1996).

                 See Accompanying Notes to Financial Statements

              DIRECTOR/TRUSTEE AND OFFICER INFORMATION (Unaudited)
--------------------------------------------------------------------------------

                                                                  Term of Office
       Name, Address                      Position(s)              and Length of
          and Age                       Held with Fund              Time Served
          -------                       --------------              -----------
Michael J. Roland                      Senior Vice Presi-              Since
7337 E. Doubletree Ranch Rd.           dent and Princi-                June
Scottsdale, Arizona 85258              pal Financial                   1998
Age: 43                                Officer.

Robert S. Naka                         Senior Vice Presi-              Since
7337 E. Doubletree Ranch Rd.           dent and Assis-                 August
Scottsdale, Arizona 85258              tant Secretary.                 1995
Age: 38

Robyn L. Ichilov                       Vice President                  Since
7337 E. Doubletree Ranch Rd.           and Treasurer                   November
Scottsdale, Arizona 85258                                              1995
Age: 34

Kimberly A. Anderson                   Vice President                  Since
7337 E. Doubletree Ranch Rd.           and Secretary                   August
Scottsdale, Arizona 85258                                              1999
Age: 37

Todd Modic                             Assistant Vice                  Since
7337 E. Doubletree Ranch Rd.           President                       August
Scottsdale, Arizona 85258                                              2001
Age: 34

                                                                      Number of
                                           Principal                Porfolios in              Other
                                         Occupation(s)              Fund Complex          Directorships
       Name, Address                      during the                Overseen by              held by
          and Age                       Past Five Years               Director               Director
          -------                       ---------------               --------               --------
Michael J. Roland              Senior Vice President and Principal       --                     --
7337 E. Doubletree Ranch Rd.   Financial Officer (since June 1998)
Scottsdale, Arizona 85258      of the Funds; Senior Vice President
Age: 43                        and Principal Financial Officer (since
                               June 1998) of ING Pilgrim Group,
                               LLC, ING Pilgrim Investments, LLC,
                               and ING Pilgrim Securities, Inc. He
                               served in same capacity from Janu-
                               ary 1995 - April 1997. Formerly,
                               Chief Financial Officer of Endeaver
                               Group (April 1997 to June 1998).

Robert S. Naka                 Senior Vice President, ING Pilgrim        --                     --
7337 E. Doubletree Ranch Rd.   Investments, LLC (since November
Scottsdale, Arizona 85258      1999) and ING Pilgrim Group, LLC
Age: 38                        (since August 1999); Senior Vice
                               President and Assistant Secretary of
                               the Pilgrim Funds. Formerly Vice
                               President, ING Pilgrim Investments,
                               Inc. (April 1997 - October 1999), ING
                               Pilgrim Group, Inc. (February 1997 -
                               August 1999) and Assistant Vice
                               President, ING Pilgrim Group, Inc.
                               (August 1995-February 1997).

Robyn L. Ichilov               Vice President, ING Pilgrim Invest-       --                     --
7337 E. Doubletree Ranch Rd.   ments, LLC (since August 1997); Ac-
Scottsdale, Arizona 85258      counting Manager (since November
Age: 34                        1995); Vice President and Treasurer
                               of most of the Pilgrim Funds.

Kimberly A. Anderson           Vice President of ING Pilgrim Group,      --                     --
7337 E. Doubletree Ranch Rd.   LLC (since January 2001) and Vice
Scottsdale, Arizona 85258      President and Secretary of each of
Age: 37                        the Pilgrim Funds (since February
                               2001). Formerly Assistant Vice Presi-
                               dent and Assistant Secretary of
                               each of the Pilgrim Funds (August
                               1999-February 2001) and Assistant
                               Vice President of ING Pilgrim Group,
                               Inc. (November 1999-January 2001).
                               Ms. Anderson has held various
                               other positions with ING Pilgrim
                               Group, Inc. for more than the last
                               five years.

Todd Modic                     Assistant Vice President of each of       --                     --
7337 E. Doubletree Ranch Rd.   the Pilgrim Funds (since August
Scottsdale, Arizona 85258      2001); Director of Financial Report-
Age: 34                        ing ING Pilgrim (since March 2001)
                               Formerly Director of Financial Re-
                               porting Axient Communications, Inc
                               (since May 2000 - January 2001) and
                               Director of Finance with
                               Rural/Metro Corporation (since
                               March 1995 - May 2000).

                 See Accompanying Notes to Financial Statements

              DIRECTOR/TRUSTEE AND OFFICER INFORMATION (Unaudited)
--------------------------------------------------------------------------------

                                                                  Term of Office
       Name, Address                      Position(s)              and Length of
          and Age                       Held with Fund              Time Served
          -------                       --------------              -----------
Maria M. Anderson                      Assistant Vice                  Since
7337 E. Doubletree Ranch Rd.           President                       August
Scottsdale, Arizona 85258                                              2001
Age: 43

James Vail                             Vice President                  Since
7337 E. Doubletree Ranch Rd.           and Portfolio                   July
Scottsdale, Arizona 85258              Manager for Pre-                2000
Age: 57                                cious Metals
                                       Fund.

                                                                      Number of
                                           Principal                Porfolios in              Other
                                         Occupation(s)              Fund Complex          Directorships
       Name, Address                      during the                Overseen by              held by
          and Age                       Past Five Years               Director               Director
          -------                       ---------------               --------               --------
Maria M. Anderson              Assistant Vice President of each of       --                     --
7337 E. Doubletree Ranch Rd.   the Pilgrim Funds (since August
Scottsdale, Arizona 85258      2001). Formerly Manager of Fund
Age: 43                        Accounting and Fund Compliance
                               (Since September 1999- November
                               2001); Section Manager of Fund Ac-
                               counting with Stein Roe Mutual
                               Funds (since July 1998 -August
                               1999) and Financial Reporting Ana-
                               lyst with Stein Roe Mutual Funds
                               (since August 1997 - July 1998.

James Vail                     Vice President, ING Pilgrim Invest-       --                     --
7337 E. Doubletree Ranch Rd.   ments, LLC. (since July 2000). Prior
Scottsdale, Arizona 85258      to joining ING Pilgrim in 2000, Mr.
Age: 57                        Vail was a Vice President at Lexing-
                               ton (which was acquired by ING Pil-
                               grim's Parent company in July 2000)
                               Prior to joining Lexington in 1991,
                               Mr. Vail held investment research
                               positions with Chemical Bank, Op-
                               penheimer & Co., Robert Fleming,
                               Inc. and most recently, Beacon Trust
                               Company, where he was a Senior
                               Investment Analyst.

                 See Accompanying Notes to Financial Statements

INVESTMENT MANAGER

ING Pilgrim Investments, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258

ADMINISTRATOR

ING Pilgrim Group, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258

TRANSFER AGENT

DST Systems, Inc.
P.O. Box 219368
Kansas City, Missouri 64141-6368

CUSTODIAN

State Street Bank & Trust
801 Pennsylvania Avenue
Kansas City, Missouri 64105

LEGAL COUNSEL

Dechert
1775 Eye Street, N.W.
Washington, D.C. 20006

INDEPENDENT AUDITORS

KPMG LLP
355 South Grand Avenue
Los Angeles, California 90071

Prospectus containing more complete information regarding the Fund, including charges and expenses, may be obtained by calling The Pilgrim Funds at 1-800-992-0180. Please read the prospectus carefully before you invest or send money.

[LOGO] ING PILGRIM                                           NRTANN123101-022202